related party transactions	12 Months Ended
Dec. 31, 2020
related party transactions
related party transactions

30   related party transactions

(a)    Transactions with key management personnel

Our key management personnel have authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and our Executive Leadership Team.

Total compensation expense for key management personnel, and the composition thereof, is as follows:

Years ended December 31 (millions)	2020	2019
Short-term benefits	$9	$12
Post-employment pension [1] and other benefits	4	4
Share-based compensation [2]	27	37
	$40	$53
1

Our Executive Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.

2

In respect of restricted share units with neither an equity settlement feature nor market performance conditions, we accrue a liability equal to the product of the number of vesting restricted share units multiplied by the fair market value of the corresponding Common Shares at the end of the reporting period. Similarly, we accrue a liability for the notional subset of our restricted share units without an equity settlement feature and with market performance conditions using a Monte Carlo simulation-determined fair value. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

As disclosed in Note 14, we made initial awards of share-based compensation in 2020 and 2019, including, as set out in the following table, to our key management personnel. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense will be recognized rateably over a period of years and thus only a portion of the 2020 and 2019 initial awards are included in the amounts in the table above.

	2020			2019
	Number of			Number of
Years ended December 31	restricted	Notional	Grant-date	restricted	Notional	Grant-date
($ in millions)	share units *	value [1]	fair value [1]	share units *	value [1]	fair value [1]
Awarded in period	811,954	$20	$28	949,408	$23	$15
1

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). No share options were awarded to our key management personnel in fiscal 2020 or 2019.

The liability amounts accrued for share-based compensation awards to key management personnel at December 31, 2019, were $25 million and $23 million for restricted share units and deferred shares, respectively; as at December 31, 2020, no liability-accounted awards were outstanding.

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, TELUS Corporation Common Shares or cash. Deferred share units entitle directors to a specified number of TELUS Corporation Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the year ended December 31, 2020, $3 million (2019 – $4 million) was paid out.

Employment agreements with members of the Executive Leadership Team typically provide for severance payments if an executive’s employment is terminated without cause: generally 18–24 months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Leadership Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)    Transactions with defined benefit pension plans

During the year ended December 31, 2020, we provided management and administrative services to our defined benefit pension plans; the charges for these services were on a cost recovery basis and amounted to $7 million (2019 – $6 million).

(c)    Transactions with real estate joint venture and associate

During the years ended December 31, 2020 and 2019, we had transactions with the TELUS Sky real estate joint venture, which is a related party, as set out in Note 21. As at December 31, 2020, we had recorded lease liabilities of $76 million (2019 - $77 million) in respect of our TELUS Sky lease and monthly cash payments are made in accordance with the lease agreement; one-third of those amounts is due to our economic interest in the real estate joint venture.

*    Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).